Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 473,954	$ 72,845	¥ 499,854
Prepaid expenses and other current assets	139	21	150
Due from related parties (note 11)	154	24	167
Trading securities (notes 3 and 8)	9,564	1,470	20,457
Total current assets	483,811	74,360	520,628
Long-term investment (note 4)	166,760	25,631	179,960
Available-for-sale securities (notes 3 and 8)	16,798	2,582	15,983
Other assets			6
Total assets	667,369	102,573	716,577
Current liabilities:
Payables to securities brokers (note 12)	7,084	1,089	6,839
Other payable	1,592	245	1,267
Accrued liabilities	1,348	207	1,314
Other taxes payable	2,753	423	2,753
Income taxes payable	17,135	2,634	24,667
Total current liabilities	29,912	4,598	36,840
Total liabilities	29,912	4,598	36,840
Commitments and contingencies (note 9)
Shareholders' equity:
Common stock - par value US$0.01 per share 50,000,000 shares authorized; 9,017,310 shares issued and outstanding (note 7)	770	118	770
Additional paid-in capital	1,000,958	153,844	1,000,958
Accumulated other comprehensive income	1,661	256	50,486
Accumulated deficit	(365,932)	(56,243)	(372,477)
Total shareholders' equity	637,457	97,975	679,737
Total liabilities and shareholders' equity	¥ 667,369	$ 102,573	¥ 716,577